Mar. 31, 2025
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(2)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.25%	1.00%	0.90%	0.75%
Less Fee Waivers(1)	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Net Annual Fund Operating Expenses	0.87%	0.62%	0.52%	0.37%
(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$89	$359	$650	$1,478
Class I	$63	$281	$515	$1,190
Class Y-2	$53	$249	$461	$1,073
Class Y-3	$38	$202	$379	$895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in equity securities (such as common stock) issued by non-U.S. companies of any capitalization, located in the world’s developed and emerging capital markets. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of non-U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents.

Certain subadvisers may employ a quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Securities of non-U.S. companies generally include all securities included in the Fund’s benchmark index. In addition, securities of non-U.S. companies may include: (a) securities of companies that are organized under the laws of, or maintain their principal places of business in, countries other than the United States; (b) securities for which the principal trading market is in a country other than the United States; (c) securities issued or guaranteed by the government of a country other than the United States, such government’s agencies or instrumentalities, or the central bank of such country; (d) securities denominated in the currency issued by a country other than the United States; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in countries other than the United States or have at least 50% of their assets in countries other than the United States; (f) equity securities of companies in countries other than the United States, in the form of depositary receipts; or (g) securities issued by pooled investment vehicles that invest primarily in securities or derivative instruments that derive their value from securities of non-U.S. companies. The Fund may invest in derivative instruments, such as forward contracts and exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs or to increase or decrease currency exposure. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI EAFE® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for Adviser Class shares and Class Y-2 will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Massachusetts Financial Services Company assumed responsibility for managing a portion of the Fund’s portfolio on November 13, 2009. Arrowstreet Capital, Limited Partnership assumed responsibility for managing a portion of the Fund’s portfolio on December 16, 2010. American Century Investment Management, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on

November 15, 2013. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 2, 2015. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015.

The Fund’s calendar year-to-date return as of June 30, 2025 was 23.49%.

The Fund’s highest return for a quarter during the periods shown above was 17.38%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -22.39%, for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund – Class Y-3 Shares
Return Before Taxes	6.30%	5.83%	6.50%
Return After Taxes on Distributions	4.34%	4.12%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares	5.33%	4.47%	4.96%

Mercer Non-US Core Equity Fund – Class I Shares

	1 Year	Life of Class (Inception July 22, 2021)
Return Before Taxes	6.00%	1.88%

	1 Year	5 Years	10 Years
MSCI World ex USA IMI Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	4.44%	4.78%	5.28%

	1 Year	5 Years	10 Years
MSCI EAFE® Index(2) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	3.82%	4.73%	5.20%
(1)	The Fund’s new primary benchmark index, the MSCI World ex USA IMI Index, measures the performance of equity securities in developed markets in North America, Europe, and the Asia/Pacific region, excluding the United States. The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy. The index is unmanaged and cannot be invested in directly.

(2)	The Fund’s former primary benchmark index, the MSCI EAFE® Index, measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.